Federal Home Loan Bank and Other Borrowings - Summary of Principal Payments (Detail) - CenterState Bank $ in Thousands	Dec. 31, 2018 USD ($)
Federal Home Loan Bank Advances [Line Items]
2019	$ 3,202
2020	3,400
2021	3,608
2022	3,830
2023	4,065
Afterward	8,858
Total	$ 26,963